Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share Capital [member]	Share Premium [member]	Treasury shares [member]	Foreign Currency Translation Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2022	€ 263,348	€ 7,675	€ 2,112,863	€ (149)	€ 3,452	€ (1,860,493)
Net profit/(loss) for the year	(481,447)					(481,447)
Other comprehensive income/(loss), net of tax	(2,731)				(2,731)
Total comprehensive income/(loss)	(484,178)			0	(2,731)	(481,447)
Share-based payment	66,660					66,660
Transfer under stock incentive programs				3		(3)
Net settlement under stock incentive programs	(1,812)					(1,812)
Capital increase	10,285	74	10,211	0		0
Equity at Dec. 31, 2023	(145,697)	7,749	2,123,074	(146)	721	(2,277,095)
Net profit/(loss) for the year	(378,084)					(378,084)
Other comprehensive income/(loss), net of tax	1,062				1,062
Total comprehensive income/(loss)	(377,022)			0	1,062	(378,084)
Share-based payment	95,512					95,512
Transfer under stock incentive programs				33		(33)
Capital increase	340,792	400	340,392
Cost of capital increase	(19,291)		(19,291)
Equity at Dec. 31, 2024	(105,706)	8,149	2,444,175	(113)	1,783	(2,559,700)
Net profit/(loss) for the year	(228,034)					(228,034)
Other comprehensive income/(loss), net of tax	(3,538)				(3,538)
Total comprehensive income/(loss)	(231,572)			0	(3,538)	(228,034)
Share-based payment	116,171					116,171
Acquisition of treasury shares	(17,396)			(16)		(17,380)
Transfer under stock incentive programs				49		(49)
Net settlement under stock incentive programs	(11,396)					(11,396)
Capital increase	87,078	173	86,905
Equity at Dec. 31, 2025	€ (162,821)	€ 8,322	€ 2,531,080	€ (80)	€ (1,755)	€ (2,700,388)